Insurance Contracts - Summary of Changes in Balances of Technical Reserves for Reinsurance Premiums (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of changes in balances of technical reserves for reinsurance premiums [Abstract]
Opening balance	R$ 15	R$ 24
Receipts	8	65
Payments	(13)	(74)
Other increase / reversal	0	0
Closing balance	R$ 10	R$ 15